Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: April 10, 2020

Payment Date	4/15/2020
Collection Period Start	3/1/2020
Collection Period End	3/31/2020
Interest Period Start	3/16/2020
Interest Period End	4/14/2020

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$488,418,949.74	$39,171,692.70	$449,247,257.04	0.909407	Sep-22
Class A-3 Notes	$459,000,000.00	$—	$459,000,000.00	1.000000	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$1,114,164,949.74	$39,171,692.70	$1,074,993,257.04

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,117,691,815.82	$1,078,520,123.12	0.764503
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,117,691,815.82	$1,078,520,123.12
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$488,418,949.74	2.06000%	30/360	$838,452.53
Class A-3 Notes	$459,000,000.00	1.92000%	30/360	$734,400.00
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$1,114,164,949.74			$1,860,840.69

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,117,691,815.82	$1,078,520,123.12
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,117,691,815.82	$1,078,520,123.12
Number of Receivable Outstanding	64,752	63,737
Weight Average Contract Rate	4.66%	4.66%
Weighted Average Remaining Term (months)	52	52

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,153,043.96
Principal Collections	$38,763,628.13
Liquidation Proceeds	$85,164.07
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$43,001,836.16
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$43,001,836.16

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$931,409.85	$931,409.85	$—	$—	$42,070,426.31
Interest - Class A-1 Notes	$—	$—	$—	$—	$42,070,426.31
Interest - Class A-2 Notes	$838,452.53	$838,452.53	$—	$—	$41,231,973.78
Interest - Class A-3 Notes	$734,400.00	$734,400.00	$—	$—	$40,497,573.78
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$40,294,351.18
First Allocation of Principal	$—	$—	$—	$—	$40,294,351.18
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$40,268,956.78
Second Allocation of Principal	$7,428,826.62	$7,428,826.62	$—	$—	$32,840,130.16
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$32,812,384.43
Third Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$18,704,384.43
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,672,759.00
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,564,759.00
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,564,759.00
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$1,037,892.92
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,037,892.92
Remaining Funds to Certificates	$1,037,892.92	$1,037,892.92	$—	$—	$—
Total	$43,001,836.16	$43,001,836.16	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,117,691,815.82	$1,078,520,123.12
Note Balance	$1,114,164,949.74	$1,074,993,257.04
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	36	$408,064.57
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	47	$85,164.07
Monthly Net Losses (Liquidation Proceeds)			$322,900.50
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.08%
Current Collection Period			0.35%
Four-Month Average Net Loss Ratio			0.16%
Cumulative Net Losses for All Periods			$1,079,724.92
Cumulative Net Loss Ratio			0.08%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	104	$1,857,043.87
60-89 Days Delinquent	0.06%	29	$606,699.37
90-119 Days Delinquent	0.01%	5	$84,738.75
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	138	$2,548,481.99

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	10	$200,853.59
Total Repossessed Inventory	14	$271,713.33

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	34	$691,438.12
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.06%
Second Preceding Collection Period		0.05%
Preceding Collection Period		0.06%
Current Collection Period		0.06%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No